11. SEGMENT INFORMATION (Tables)	6 Months Ended
Jun. 30, 2014
Notes to Financial Statements
SEGMENT INFORMATION

Geographic information is as follows:

	June 30, 2014	December 31, 2013

Identifiable assets
USA	$49,197,823	$49,405,542
Canada	40,906,174	45,822,245
Australia	1,648,267	1,642,736
Mongolia	307,175	504,408
Other	29,467	20,174
	$92,088,906	$97,395,105